Summary of Significant Accounting Policies - Foreign Currency Translation (Details) - $ / $	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Foreign exchange rate (CAD per USD)	1.36	1.25
Weighted Average
Schedule of Equity Method Investments [Line Items]
Foreign exchange rate (CAD per USD)	1.30	1.30